Common shares, preferred shares and other equity instruments - Additional Information (Detail) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions		12 Months Ended
	Nov. 27, 2023	Oct. 31, 2023	Oct. 31, 2022
Disclosure of classes of share capital [line items]
Dividend paid		$ 5,003	$ 4,858
Dividend paid per share		$ 4.18	$ 4.06
Quarterly dividend payable declared	$ 1.06
Dividend recorded date	Jan. 03, 2024
Dividend payable date	Jan. 29, 2024
Stock issuable on conversion of instruments		5,046.0	4,580.0
Floor price of common shares		$ 5
Conversion rate for outstanding NVCC subordinated		125.00%
Conversion price outstanding NVCC subordinated		$ 5
Interest paid		$ 405	$ 239
Net income taxes		$ 75	$ 30
Common shares [member]
Disclosure of classes of share capital [line items]
Shares repurchased and cancelled, shares			32.9
Shares repurchased and cancelled, per share			$ 87.28
Shares repurchased and cancelled, value			$ 2,873